Regulatory Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Regulatory Assets and Liabilities [Abstract]
Components Of Regulatory Assets And Liabilities

	Remaining Rate Recovery/Amortization Period at	Carrying Amount At
	September 30, 2018	September 30, 2018	December 31, 2017

Regulatory assets:
Employee retirement costs being amortized	10 years	$305	$331
Unrecovered employee retirement costs incurred since the last rate review period (a)	To be determined	30	30
Employee retirement liability (a)(b)(c)	To be determined	800	854
Employee retirement plans - non-service costs	Lives of related assets	33	-
Self-insurance reserve (primarily storm recovery costs) being amortized	10 years	362	394
Unrecovered self-insurance reserve incurred since the last rate review period (a)	To be determined	53	49
Securities reacquisition costs	Lives of related debt	10	12
Deferred conventional meter and metering facilities depreciation	3 years	42	57
Under-recovered AMS costs	10 years	190	206
Excess deferred income taxes		-	197
Energy efficiency performance bonus (b)	1 year or less	3	12
Other regulatory assets	Various	22	38
Total regulatory assets		1,850	2,180

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,006	954
Excess deferred income taxes	Primarily over lives of related assets	1,587	1,789
Federal income taxes - over-collected due to TCJA rate change	1 year or less	75	-
Over-recovered wholesale transmission service expense (b)	1 year or less	73	47
Other regulatory liabilities	Various	22	17
Total regulatory liabilities		2,763	2,807
Net regulatory assets (liabilities)		$(913)	$(627)

____________

(a)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(b)	Not earning a return in the regulatory rate-setting process.

Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.

	Remaining Rate Recovery/Amortization Period at	Carrying Amount At
	December 31, 2017	December 31, 2017	December 31, 2016

Regulatory assets:
Employee retirement costs being amortized	10 years	$331	$23
Unrecovered employee retirement costs incurred since the last rate review period (b)	To be determined	30	327
Employee retirement liability (a)(b)(c)	To be determined	854	849
Self-insurance reserve (primarily storm recovery costs) being amortized	10 years	394	64
Unrecovered self-insurance reserve incurred since the last rate review period (b)	To be determined	49	367
Securities reacquisition costs (post-industry restructure)	Lives of related debt	12	13
Deferred conventional meter and metering facilities depreciation	3 years	57	78
Under-recovered AMS costs	10 years	206	209
Unprotected excess deferred taxes	Various	197	-
Energy efficiency performance bonus (a)	1 year or less	12	10
Other regulatory assets	Various	38	34
Total regulatory assets		2,180	1,974

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	954	819
Protected excess deferred taxes	Various	1,595	3
Unprotected excess deferred taxes	Various	194	-
Over-recovered wholesale transmission service expense (a)	1 year or less	47	10
Other regulatory liabilities	Various	17	24
Total regulatory liabilities		2,807	856
Net regulatory assets (liabilities)		$(627)	$1,118

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.

Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.